Reserve and Related Financial Data - Additional Information (Detail) - MBoe	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reserve Quantities [Line Items]
Annual discount factor	10.00%
Minimum
Reserve Quantities [Line Items]
Pricing percentage	22.00%
Maximum
Reserve Quantities [Line Items]
Pricing percentage	41.00%
Oil Equivalent [Member]
Reserve Quantities [Line Items]
Acquisition of additional mineral and royalty interests	7,354	4,820
Extensions and discoveries	3,208	3,259
Revisions of previous estimates	(1,508)	147
Sales of minerals-in-place		(1,627)
Oil Equivalent [Member] | Aquisitions Located in Permian, DJ, Anadarko and Williston Basins
Reserve Quantities [Line Items]
Acquisition of additional mineral and royalty interests		4,820
Oil Equivalent [Member] | Pricing Adjustment
Reserve Quantities [Line Items]
Revisions of previous estimates	536
Oil Equivalent [Member] | Operate or Development Timing
Reserve Quantities [Line Items]
Revisions of previous estimates	(1,100)
Oil Equivalent [Member] | Unit Configuration And EUR Adjustments To Existing Proved Locations
Reserve Quantities [Line Items]
Revisions of previous estimates	944
Oil Equivalent [Member] | Royalty Interests
Reserve Quantities [Line Items]
Revisions of previous estimates		2,581
Oil Equivalent [Member] | Operate or Development Timing and revision of existing proved locations
Reserve Quantities [Line Items]
Revisions of previous estimates		(2,434)